Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Temporary equity redemption price per share	$ 10.00	$ 10.00
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001
Temporary shares outstanding	25,000,000	25,000,000
Temporary equity redemption price per share	$ 10.00	$ 10.00
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	300,000,000	300,000,000
Common stock shares issued	25,000,000	25,000,000
Common stock, shares outstanding		25,000,000
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	30,000,000	30,000,000
Common stock shares issued	6,250,000	6,250,000
Common stock, shares outstanding	6,250,000	6,250,000